Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Schedule of Other Income	For the years ended December 31, 2023, 2022 and 2021 other income comprise the following:
	January 1 - Dec 31,	January 1 - Dec 31,	January 1 - Dec 31,
	2023	2022	2021

Loss claim income	197,712	13,754	--
Incentive income	136,711	50,115	39,817
Traffic penalty claim income	92,387	--	--
Price increase reflection	48,941	--	--
Accrual reverse income	42,585	26,828	--
Promotion income from bank	33,886	--	--
Other	105,704	96,366	94,082

Total	657,926	187,063	133,899